WARRANTS (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Warrants, beginning balance	10,097,379	21,677,379
Expired	(10,097,379)	(11,580,000)
Warrants, ending balance	$ 0	$ 10,097,379	$ 21,677,379
Weighted average exercise price, beginning	$ 0.98	$ 0.65
Weighted average exercise price, expired	0.65	0.40
Weighted average exercise price, ending	$ 0	$ 0.98	$ 0.65
Weighted average life remaining, beginning		1 year	1 year 3 months 18 days
Weighted average life remaining, ending		6 months 29 days	1 year